INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 69.8%
	ASSET MANAGEMENT - 2.8%
29,097	Charles Schwab Corporation (The)	$ 2,314,084

	COMMERCIAL SUPPORT SERVICES - 2.8%
12,161	Waste Connections, Inc.	2,307,671

	CONSTRUCTION MATERIALS - 2.8%
4,679	Martin Marietta Materials, Inc.	2,260,612

	DATA CENTER REIT - 2.8%
14,408	Digital Realty Trust, Inc.	2,252,259

	HOME CONSTRUCTION - 8.3%
313	NVR, Inc.(a)	2,267,866
21,893	PulteGroup, Inc.	2,261,109
20,306	Toll Brothers, Inc.	2,266,962
		6,795,937
	INDUSTRIAL SUPPORT SERVICES - 2.8%
30,491	Fastenal Company	2,309,083

	INSURANCE - 2.9%
25,547	Arch Capital Group Ltd.	2,373,572

	MEDICAL EQUIPMENT & DEVICES - 8.4%
4,997	IDEXX Laboratories, Inc.(a)	2,184,239
4,095	Intuitive Surgical, Inc.(a)	2,347,049
9,870	ResMed, Inc.	2,304,842
		6,836,130
	RETAIL - DISCRETIONARY - 8.5%
5,792	Home Depot, Inc. (The)	2,297,107
1,720	O'Reilly Automotive, Inc.(a)	2,362,661
11,698	Williams-Sonoma, Inc.	2,276,197
		6,935,965

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 69.8% (Continued)
	SEMICONDUCTORS - 2.7%
37,781	Microchip Technology, Inc.	$ 2,223,790

	SOFTWARE - 5.7%
26,031	SS&C Technologies Holdings, Inc.	2,318,061
10,460	Veeva Systems, Inc., Class A(a)	2,344,504
		4,662,565
	STEEL - 5.6%
17,001	Nucor Corporation	2,337,127
7,717	Reliance, Inc.	2,293,184
		4,630,311
	TECHNOLOGY HARDWARE - 5.4%
25,149	Arista Networks, Inc.(a)	2,340,114
49,704	Super Micro Computer, Inc.(a),(b)	2,060,728
		4,400,842
	TRANSPORTATION & LOGISTICS - 2.8%
19,339	Expeditors International of Washington, Inc.	2,269,625

	TRANSPORTATION EQUIPMENT - 2.8%
21,616	PACCAR, Inc.	2,318,101

	WHOLESALE - DISCRETIONARY - 2.7%
40,042	Copart, Inc.(a)	2,194,302

	TOTAL COMMON STOCKS (Cost $55,164,397)	57,084,849

	EXCHANGE-TRADED FUND — 29.8%
	FIXED INCOME - 29.8%
484,641	WisdomTree Floating Rate Treasury Fund (Cost $24,409,947)	24,406,521

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 2.4%
MONEY MARKET FUND - 2.4%
1,958,307	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.28% (Cost $1,958,307)(c)(d)	$ 1,958,307

	TOTAL INVESTMENTS - 102.0% (Cost $81,532,651)	$ 83,449,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(1,632,939)
	NET ASSETS - 100.0%	$ 81,816,738

LTD	- Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2025 was $1,853,262.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2025. Total collateral had a value of $1,958,307 at February 28, 2025.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.